DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value of financial instruments (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss), foreign currency translation adjustment, net of tax	$ (6,569)	$ 10,137
Balance Sheet Location [Axis]: us-gaap:OtherAssetsNoncurrent
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Fair value of insurance contracts	5,249
Pension Plan
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan, fair value of plan assets	0	22,275	$ 19,283
Designated as hedging instrument | Chinese Yuan Contracts
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Derivative, notional amount	$ 21,000	$ 20,500
Contracts weighted average rate price (in dollars per share)	$ 7.10	$ 7.11
Accumulated other comprehensive income (loss), foreign currency translation adjustment, before tax	$ 37	$ (410)
Accumulated other comprehensive income (loss), foreign currency translation adjustment, net of tax	27	300
Gain (loss) on hedging activity	$ (974)	$ (1,936)	$ (2,313)
Designated as hedging instrument | Maximum | Chinese Yuan Contracts
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Term of contract	273 days
Designated as hedging instrument | Minimum | Chinese Yuan Contracts
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Term of contract	31 days
Quoted Prices in Active Markets for Identical Assets (Level 1) | Term Loan B due 2029
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Long-term debt, fair value	$ 450,684
Senior Notes due 2028 | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior Notes
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Long-term debt, fair value	$ 972,338